GS Mortgage-Backed Securities Trust 2021-PJ1 ABS-15G

Exhibit 99.3 - Schedule 3

GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	First Time Home Purchase, as defined by American R	Owner Occupied	XXXXX	XXXXX	XXXXX	Underwriting Client Review Complete	XXXXX	Compliance	TRID CD- Section B incorrect payee	Acknowledged	XXXXX	2	Compliance	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	PCCD dated XXXX has been uploaded. The credit report is not a fee that we pay to a 3rd party on our end through the loan. It’s issued to the broker as they are the ones who ran the credit initially.PCCD is provided.	XXXXX				The documentation provided is sufficient to cure the defect; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. The documentation provided is not sufficient to clear the finding. The PCCD dated XXXX reflects the credit report being paid to the Loan Originator. (Upheld)	XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	First Time Home Purchase, as defined by American R	Owner Occupied	XXXXX	XXXXX	XXXXX	Underwriting Client Review Complete	XXXXX	Compliance	TRID CD- Closing Information/Closing Date	Acknowledged	XXXXX	2	Compliance	The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	No A/L or outside SOL	XXXXX					XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	First Time Home Purchase, as defined by American R	Owner Occupied	XXXXX	XXXXX	XXXXX	Underwriting Client Review Complete	XXXXX	Credit	Red Flags not fraud	Resolved	XXXXX	1	Credit	The loan documents reflect no outstanding mortgages and that the borrower is a first time homebuyer. However, the borrower's bank statement with XXXX reflects a payment in the amount of XXXX on XXXX with a description of XXXX payment. No further documentation or explanation provided in the loan file in regards to this payment.	Bank statements and Fraud Guard provided.	XXXXX				Ok to accept. Fraud Guard, Credit Report, Sch A of tax returns support application that borrower does not own any other residential properties. Compensating factors: self-employment tenure and DTI. (Resolved)	XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	First Time Home Purchase, as defined by American R	Owner Occupied	XXXXX	XXXXX	XXXXX	Underwriting Client Review Complete	XXXXX	Valuation	Value is supported within 10% of original appraisal amount	Cleared	XXXXX	1	Valuation	ARR supported the OA value with a 0% variance.		XXXXX					XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Rate/Term Refinance -- Borrower initiated	Owner Occupied	XXXXX	XXXXX	XXXXX	Client Review In Process	XXXXX	Compliance	QM - Points and Fees	Resolved	XXXXX	1	Compliance	The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is XXXX or more, and the transaction's total points and fees is XXXX which exceeds 3 percent of the total loan amount of XXXX The following fees were included in the testing: Mortgage Broker (indirect) XXXX Discount Points $6,037.50 and Underwriting $895.00. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3). If Discount Points are Bona-Fide and excludable, please provide undiscounted rate.	Documentation provided.	XXXXX				The documentation provided is sufficient to clear the defect. (Resolved)	XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Rate/Term Refinance -- Borrower initiated	Owner Occupied	XXXXX	XXXXX	XXXXX	Client Review In Process	XXXXX	Credit	Assets	Resolved	XXXXX	1	Credit	The file did not contain evidence the borrower had the proper amount of funds required to close plus reserves. The final 1003 reflects total assets of XXXX with XXXX while the initial 1003 reflects assets totaling XXXX and retirement assets of XXXX Total required assets XXXX (funds to close XXXX plus reserves totaling XXXX (6 month's reserves on the subject and 6 month's reserves on 2 additional financed properties). The loan file contains verified assets of XXXX which results in a funds to close shortage of XXXX and reserve shortage of XXXX	Statements provided.	XXXXX				Documentation provided is sufficient to resolve the finding. (Resolved)	XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Rate/Term Refinance -- Borrower initiated	Owner Occupied	XXXXX	XXXXX	XXXXX	Client Review In Process	XXXXX	Valuation	Value is supported within 10% of original appraisal amount	Cleared	XXXXX	1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		XXXXX					XXXXX